Interest-Bearing Loans and Borrowings - Annual Loan Principal Payments (Table) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of performance obligations [line items]
Bank borrowings, undiscounted cash flows	$ 750,911
2022 [member]
Disclosure of performance obligations [line items]
Bank borrowings, undiscounted cash flows	82,062
2023 [member]
Disclosure of performance obligations [line items]
Bank borrowings, undiscounted cash flows	69,183
2024 [member]
Disclosure of performance obligations [line items]
Bank borrowings, undiscounted cash flows	66,218
2025 [member]
Disclosure of performance obligations [line items]
Bank borrowings, undiscounted cash flows	$ 533,448